Impairment testing of goodwill and intangible assets	12 Months Ended
Dec. 31, 2019
Impairment testing of goodwill and intangible assets
Impairment testing of goodwill and intangible assets

12.Impairment testing of goodwill and intangible assets

The Group identified the following significant CGU’s: Payment Services, SOVEST, Tochka, Rocketbank , QIWI Box and Flocktory. As of December 31, 2019 the Goodwill is allocated to two of the CGUs: Payment Services and Flocktory and intangible assets with indefinite useful life relates to four CGUs: Payment Services, SOVEST, Tochka and Rocketbank.

An analysis and movement of the net book value of goodwill and indefinite life licenses acquired through business combinations, as included in the intangible assets (Note 11), is as follows:

	Goodwill			Indefinite life
	Payment services	Rocketbank	Flocktory	license	Total
As of December 31, 2017	6,285	—	—	183	6,468
Addition (Note 6)	—	93	—	—	93
As of December 31, 2018	6,285	93	—	183	6,561
Addition (Note 6)	51	—	726	—	777
Impairment	—	(93)	—	—	(93)
As of December 31, 2019	6,336	—	726	183	7,245

The Group tests its goodwill and the intangible assets with an indefinite useful life annually.

Goodwill

For the purpose of goodwill impairment test of the Payment services CGU the Company estimated the recoverable amount as fair value less costs of disposal on the basis of quoted prices of the Company’s ordinary shares (Level 1). As a result of the annual impairment test the Group did not identify impairment of Goodwill allocated to Payment services CGU as of December 31, 2018 and 2019.

Management believes that goodwill allocated to Flocktory CGU is not impaired since the acquisition and related purchase accounting was completed close to year end 2019.

During the year 2019, goodwill allocated to Rocketbank CGU was impaired. Please refer to section «Intangible assets with definite useful life» below.

Intangible assets with indefinite useful life

As of December 31, 2019, the carrying amount of intangible assets with an indefinite useful life (licenses for banking operations, which are expected to be renewed indefinitely) is recognized with a value of 183 (2018 - 183). Intangible assets with an indefinite useful life were recorded by the Group at the date of acquisition of QIWI Bank JSC.

For the purpose of the impairment test of the intangible assets with indefinite useful life, the Company estimated the recoverable amounts of the asset as fair value less costs of disposal on the basis of comparative method and cost approach (Level 2). Under the valuation using the comparative method the Group considered identical third-party’s transactions for acquisition of banks or bank organization that holds licenses identical to the Group’s ones. Under the valuation using the cost approach the Group considered outflows required to meet the requirements for a minimum amount of equity to be held by the bank or bank organization with licenses similar to the Group’s according to current legislation.

The key assumption used in fair value less cost of disposal calculations is expected outflows to acquire a  license on the open market.

All the assumptions are determined using observable market data and publicly available information of the cash transactions of the third-parties.

The Group performed an annual impairment test of Qiwi Bank’s license as of December 31, 2019 and as of December 31, 2018, no impairment was identified. Reasonably possible changes in any valuation parameters would not result in impairment of intangible assets with indefinite useful life.

Intangible assets with definite useful life

For the purpose of the impairment test on other intangible assets the Company estimated the recoverable amounts as the higher of value in use or fair value less costs to sell of an individual asset or CGU the asset relates.

During the year 2019,the Group identified impairment indicators of non-current assets allocated to Rocketbank CGU and QIWI Box CGU due to underperformance on key metrics and the management plans to discontinue the operations to which the assets belong. The Group performed an impairment test of these CGUs, which indicated that there is impairment as of the reporting date in the amount of 201 for QIWI Box CGU and 591 for Rocketbank CGU. The recoverable amount of QIWI Box CGU has been determined by the Company based on a fair value less costs to sell. The recoverable amount of Rocketbank CGU has been also determined by the Company based on a fair value less cost to sell, using cash flow projections based on the business plans approved by Management and an appropriate discount rate reflecting the time value of money and risks associated. The period of forecast was five years. The discount rate applied was 21%. As a result, the Company partially impaired the non-current assets, relating to both CGUs.

As of December 31, 2019	Rocketbank CGU	QIWI Box CGU	Total
Carrying amount	743	342	1,085
Recoverable amount	152	141	293
Impairment	(591)	(201)	(792)
Allocated to:
Goodwill	(93)	—	(93)
Intangible assets	(279)	(69)	(348)
Property and equipment	(219)	(132)	(351)

With regard to the assessment of recoverable amounts of cash-generating units, management believes that no reasonably possible change in any of key assumptions would cause the recoverable amounts of the units to materially exceed their carrying values.

As of December 31, 2018 the Group did not recognize any significant impairment of intangible assets.